Financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of Categories of Financial Instruments
Categories of financial instruments

	31 December 2022	31 December 2021*
	£m	£m
Financial instruments held at amortized cost
Trade receivables	67.0	33.2
Other receivables	3.4	16.1
Cash and cash equivalents	89.0	95.1
Trade and other payables	(55.3)	(46.0)
Borrowings	(120.0)	(120.0)
Lease liabilities	(104.3)	(110.5)

Financial instruments held at fair value
Derivative financial instruments	(0.3)	0.3
Investment	3.2	3.5

*	See note 29 for details related to the measurement period adjustment to the accounting for the acquisition of BioVision.

Summary of Group's Assets and Liabilities Carried at Fair Value
The following table presents the Group’s assets and liabilities carried at fair value by valuation method.

	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
31 December 2022
Assets
Derivative financial instruments	—	0.5	—	0.5
Investment	0.7	—	2.5	3.2

	0.7	0.5	2.5	3.7

Liabilities
Derivative financial instruments	—	(0.8)	—	(0.8)

	—	(0.8)	—	(0.8)

31 December 2021
Assets
Derivative financial instruments	—	0.5	—	0.5
Investment	1.0	—	2.5	3.5

	1.0	0.5	2.5	4.0

Liabilities
Derivative financial instruments	—	(0.2)	—	(0.2)

	—	(0.2)	—	(0.2)

Summary of Disclosure in Tabular Form of Open Currency Forward Contracts
The Group’s open forward currency contracts and their maturity profile as at the period / year end is as follows:

	31 December 2022		31 December 2021
Outstanding contracts	Average rate	Foreign currency million	Average rate	Foreign currency million
Sell US Dollars
Less than 3 months	1.21	$3.2	—	—
3 to 6 months	1.18	$6.6	1.36	$0.2
7 to 12 months	1.18	$5.3	—	—

	1.19	$15.1	1.36	$0.2

Sell Euros
Less than 3 months	1.15	€9.9	1.16	€8.2
3 to 6 months	1.15	€7.8	1.16	€6.9
7 to 12 months	1.13	€6.3	1.17	€5.9
13 to 18 months	—	€—	—	—

	1.15	€24.0	1.16	€21.0

Sell Yen
Less than 3 months	159.86	¥431.1	150.88	¥461.0
3 to 6 months	159.87	¥427.5	152.58	¥452.2
7 to 12 months	157.59	¥310.7	151.73	¥296.0
13 to 18 months	—	¥—	—	—

	159.25	¥1,169.3	151.72	¥1,209.2

Sell Chinese Renminbi
Less than 3 months	8.27	¥35.6	9.03	¥24.5
3 to 6 months	8.18	¥22.3	8.99	¥17.2
7 to 12 months	8.19	¥16.5	8.85	¥16.6

	8.22	¥74.4	8.96	¥58.3

Summary of Disclosure in Tabular Form of Movement Recognized in Other Comprehensive Income Cash Flow Hedges
The movement recognised in other comprehensive income / (expense) in the period:

	Year ended 31 December 2022	Year ended 31 December 2021	Six months ended 31 December 2020	Year ended 30 June 2020
	£m	£m	£m	£m
(Loss) / gain in the year / period	(0.6)	(0.1)	1.5	0.7
Recycled to profit and loss	0.2	—	(0.4)	—

(Loss) / gain recognized in other comprehensive income / (expense)	(0.4)	(0.1)	1.1	0.7

Summary of Impact of Strengthening and Weakening of Foreign Currency On Income After Tax and Other Comprehensive Income After Tax
The sensitivity analysis below only includes financial instruments denominated in non-functional currency and forward currency contracts outstanding at the reporting date and represents the impact of an immediate change in Sterling against other currencies.

	US Dollar currency impact		Euro currency impact		Yen currency impact		RMB currency impact
	+10%	-10%	+10%	-10%	+10%	-10%	+10%	-10%
	£m	£m	£m	£m	£m	£m	£m	£m
31 December 2022
Income statement	0.5	(0.6)	0.5	(0.6)	0.3	(0.4)	0.2	(0.2)
Other comprehensive income	1.1	(1.4)	1.4	(1.8)	0.5	(0.6)	0.8	(1.0)

31 December 2021
Income statement	1.1	(1.3)	0.4	(0.5)	0.4	(0.5)	0.3	(0.3)
Other comprehensive income	—	—	1.3	(1.5)	0.4	(0.5)	0.3	(0.4)

Summary of Disclosure in Tabular Form of Maturity Analysis of Derivative and Non Derivative Financial Liabilities
The maturity profile of financial liabilities shown below represents the Group’s gross expected contractual cash flows.

	Less than 1 year	Between 2 and 5 years	Over five years	Total
	£m	£m	£m	£m
31 December 2022
Trade and other payables	55.3	—	—	55.3
Borrowings	120.0	—	—	120.0
Lease liabilities	10.7	40.0	67.7	118.4
Derivative financial instruments	50.1	—	—	50.1

31 December 2021
Trade and other payables	46.0	—	—	46.0
Borrowings	120.0	—	—	120.0
Lease liabilities	11.1	47.0	64.0	122.1
Derivative financial instruments	32.4	—	—	32.4